Trade and other receivables - Allowance for expected credit losses (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026	Aug. 31, 2025
Trade and other receivables
Change during the period	$ 0	$ 0	$ 0